Noncontrolling Interests Subject to Put Provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning	$ 824,658,000	$ 648,251,000	$ 523,260,000
contributions to noncontrolling interests	(164,830,000)	(142,696,000)	(122,179,000)
Purchase (sale) of noncontrolling interests	7,915,000	87,902,000	16,190,000
Cash contributions from noncontrolling interests	16,749,000	16,064,000	17,767,000
Expiration put provisions 1	5,206,000	(4,650,000)	(9,467,000)
Changes in fair value of noncontrolling interests	178,003,000	89,767,000	108,575,000
Net income attributable to noncontrolling interest	159,127,000	133,593,000	113,156,000
Other Comprehensive Income Loss Net Of Tax	(253,513,000)	(543,242,000)	(60,518,000)
Noncontrolling interests subject to put provisions ending	1,028,368,000	824,658,000	648,251,000
Put provisions exercisable	$ 258,552,000	$ 123,846,000	$ 119,148,000